Parent Only Financial Information (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Interest income	$ 11,332	$ 11,320
Provision for loan losses	443	891
Other non-interest expenses	7,681	9,407
Income (loss) before income tax (benefit)	1,391	(814)
Income tax (benefit)	452	(175)
Net income (loss) attributable to common stockholders	906	(639)
Preferred stock dividends	33	0
Net income (loss)	939	(639)
Parent Company [Member]
Interest income	122	132
Equity in (loss) income of Bank	873	(146)
Provision for loan losses	72	91
Other non-interest expenses	92	658
Income (loss) before income tax (benefit)	831	(763)
Income tax (benefit)	(108)	(124)
Net income (loss) attributable to common stockholders	939	(639)
Preferred stock dividends	33
Net income (loss)	$ 906	$ (639)